30 Earnings per share (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Incentive long term plan payments with treasury shares	R$ 95
Class B Preferred Shares [Member]
Earnings per share [line items]
Beginning balance	500,230	578,330
Conversion of preferred shares class "B" to "A"		(78,100)
Ending balance		500,230
Class B Preferred Shares [Member] | Weighted Average [Member]
Earnings per share [line items]
Beginning balance	512,660	578,330
Conversion of preferred shares class "B" to "A"		(65,670)
Ending balance		512,660
Class A Preferred Shares [Member]
Earnings per share [line items]
Beginning balance	343,814,914	343,775,864
Incentive long term plan payments with treasury shares	R$ 8,159
Conversion of preferred shares class "B" to "A"		39,050
Ending balance	343,823,073	343,814,914
Class A Preferred Shares [Member] | Weighted Average [Member]
Earnings per share [line items]
Beginning balance	343,808,699	343,775,864
Incentive long term plan payments with treasury shares	R$ 5,248
Conversion of preferred shares class "B" to "A"		32,835
Ending balance	343,820,162	343,808,699